OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	[1]	$ 29,191	$ 27,787
Government institutions		4,819	6,763
Deferred contract costs	[1]	9,848	8,557
Advances to suppliers		2,713	1,639
Employees		429	227
Others		1,360	1,094
Other current assets, net		$ 48,360	$ 46,067

[1]	See Note 1W